PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Prepaid And Other Current Asset [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
NOTE 4 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2017 mainly represented other receivables of $10,412,739 and prepayments of $4,886,604. Prepayments and other current assets as of December 31, 2016 mainly represented other receivables of $10,117,032 and prepayments of $2,921,069.

The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Beginning balance	4,671,896	4,924,063	5,207,840
Provisions	-	65,341	788
Foreign currency translation adjustment	288,124	(317,508)	(284,565)
Ending balance	4,960,020	4,671,896	4,924,063